Net Loss Per Share - Additional Information (Detail) (Elan [Member])	1 Months Ended
Dec. 20, 2012
Elan [Member]
Earnings Per Share [Line Items]
Share issued to Elan due to separation	14,496,929
Shares issued to Elan for cash consideration	3,182,253